Business combinations (Acquisition of Ruzhou Xuji Wind Power Generation Co., Ltd.) (Narrative) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Huaneng Ruzhou Clean Energy Co., Ltd. ("Ruzhou Clean Energy") [member]
Disclosure of detailed information about business combination [line items]
Contribution committed by the Company for equity of subsidiaries	¥ 76,000
Percentage of interest held by the Company	95.00% [1]
Proportion of ownership interests held by non-controlling interests	5.00%
Ruzhou Xuji Wind Power Generation [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ 4,000

[1]	These companies were newly established in 2017.